Useful Lives (Detail)	12 Months Ended
May 31, 2018
Land Improvements | Minimum
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property Plant and equipment useful life	1 year
Land Improvements | Maximum
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property Plant and equipment useful life	50 years
Building and Building Improvements | Minimum
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property Plant and equipment useful life	1 year
Building and Building Improvements | Maximum
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property Plant and equipment useful life	50 years
Machinery and Equipment | Minimum
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property Plant and equipment useful life	1 year
Machinery and Equipment | Maximum
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property Plant and equipment useful life	30 years